Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jul. 24, 2020
Investments, Debt and Equity Securities [Abstract]
Ownership percentage	49.00%
Equity method investments	$ 2,373	$ 4,534	$ 4,900